Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (27,346,000)	$ (4,679,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from discontinued operations	213,000	1,755,000
Depreciation and amortization	113,000	23,000
Issuance costs included in interest expense	2,771,000	3,066,000
Write-off of accrued liabilities	(1,194,000)
Deferred rent	70,000	(22,000)
Share-based compensation expense	51,000	213,000
Impairment losses	0	795,000
Transactions costs	400,000
Common stock issued for investor relations services	75,000
Fair value adjustment on warrant liability	19,854,000	(5,392,000)
Changes in current assets and liabilities:
Receivables	(16,000)	(242,000)
Prepaids and other current assets	37,000	(19,000)
Deferred revenue	(180,000)	256,000
Accounts payable and other accrued liabilities	94,000	(80,000)
Net cash used by operating activities of continuing operations	(5,058,000)	(4,179,000)
Net cash used by operating activities of discontinued operations	(215,000)	(1,756,000)
Net cash used by operating activities	(5,273,000)	(5,935,000)
Investing activities:
Purchases of property and equipment	(65,000)
Deposits and other assets	53,000	(265,000)
Net cash used by investing activities	(12,000)	(265,000)
Financing activities:
Proceeds from the issuance of common stock and warrants	4,800,000	4,174,000
Proceeds from the exercise of warrants	77,000	23,000
Capital lease obligations	(20,000)	(14,000)
Net cash provided by financing activities	4,857,000	4,183,000
Net increase (decrease) in cash and cash equivalents	(428,000)	(2,017,000)
Cash and cash equivalents at beginning of period	1,136,000	3,153,000
Cash and cash equivalents at end of period	708,000	1,136,000
Supplemental disclosure of cash paid
Income taxes	14,000	40,000
Supplemental disclosure of non-cash activity
Property and equipment acquired through capital leases and other financing	24,000	33,000
Exercise Of Warrants [Member]
Supplemental disclosure of non-cash activity
Common stock issued	963,000	156,000
Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued	$ 150,000